Filed with the Securities and Exchange Commission on December 29, 2010

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 339	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 341	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ___________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ___________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 339 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the sole purpose of submitting exhibits on Part C.  This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Registration Statement dated December 29, 2010, filed as Post-Effective Amendment (“PEA”) No. 335 and filed on November 10, 2010, with respect to the Trust’s series:  PIA High Yield Fund and PIA High Yield (MACS) Fund.

PART C
(PIA Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement (PIA BBB Bond Fund, PIA Short-Term Securities Fund, and PIA Moderate Duration Bond Fund) dated September 13, 2004, was previously filed with Post-Effective Amendment No. 281 to the Registration Statement on Form N-1A on March 30, 2009, and is incorporated herein by reference.

(ii)
Investment Advisory Agreement (PIA MBS Bond Fund) dated February 28, 2006, was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(iii)
Investment Advisory Agreement (PIA High Yield Fund and PIA High Yield (MACS) Fund) dated August 30, 2010 was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(e)
Distribution Agreement dated July 13, 2005, was previously filed with Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A on March 30, 2006, and is incorporated herein by reference.

(i)
Amendment dated July 13, 2006, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(ii)
Second Amendment dated June 3, 2010, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Custody Agreement dated June 6, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)
Amendment dated May 18, 2007, to the Custody Agreement was previously filed with Post-Effective Amendment No. 281 to the Registration Statement on Form N-1A on March 30, 2009, and is incorporated herein by reference.

(ii)
Amendment dated June 3, 2010, to the Custody Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated August 24, 2007, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Amendment dated July 15, 2008, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 281 to the Registration Statement on Form N-1A on March 30, 2009, and is incorporated herein by reference.

(C)
Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated March 20, 2008, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(C)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated March 20, 2008, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(B)
Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(iv)
Power of Attorney dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(v)
Operating Expenses Limitation Agreement (PIA High Yield Fund) dated August 30, 2010 was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Legal Opinion (PIA BBB Bond Fund, PIA Short-Term Securities Fund and PIA Moderate Duration Bond Fund) dated December 28, 2004, was previously filed with Post-Effective Amendment No. 171 to the Registration Statement on Form N-1A on December 29, 2004, and is incorporated herein by reference.

(ii)
Legal Opinion (PIA MBS Bond Fund) dated May 27, 2008, was previously filed with Post-Effective Amendment No. 281 to the Registration Statement on Form N-1A on March 30, 2009, and is incorporated herein by reference.

(iii)
Legal Opinion (PIA High Yield Fund and PIA High Yield (MACS) Fund) dated August 27, 2010 was previously filed with Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A on August 31, 2010, and is incorporated herein by reference.

(j)	Other Opinions.

(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(ii)	Consent of Ashland Partners & Company LLP – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plans.

(i)
Share Marketing Plan (PIA Moderate Duration Bond Fund) dated June 13, 2006, was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(ii)
Share Marketing Plan (PIA Short-Term Securities Fund) dated June 13, 2006, was previously filed with Post-Effective Amendment No. 264 to the Registration Statement on Form N-1A on March 31, 2008, and is incorporated herein by reference.

(iii)
Distribution and Service Plan (PIA High Yield Fund) was previously filed with Post-Effective Amendment No. 324 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(n)
Multiple Class (Rule 18f-3) Plan dated June 14, 2010, was previously filed with Post-Effective Amendment No. 324 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated December 2007, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(ii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”)  the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-27828) dated July 20, 2010.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds

Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	SCS Financial Funds
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	Trustee, Chairman and Chief Executive Officer
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)           Not Applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Pacific Income Advisers, Inc. 1299 Ocean Avenue, Suite 210 Santa Monica, California 90401
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 339 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 339 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin on the 29th day of December, 2010.

 Advisors Series Trust

By:  /s/ Douglas G. Hess
        Douglas G. Hess
          President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 339 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald E. O’Connor*	Trustee	December 29, 2010
Donald E. O’Connor

George J. Rebhan*	Trustee	December 29, 2010
George J. Rebhan

George T. Wofford *	Trustee	December 29, 2010
George T. Wofford

Joe D. Redwine *	Trustee, Chairman and	December 29, 2010
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	December 29, 2010
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	December 29, 2010
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		December 29, 2010
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j.i
Consent of Ashland Partners & Company LLP	EX.99.j.ii